New Standards, Interpretations and Amendments Adopted by the Company	6 Months Ended
Jun. 30, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Standards, Interpretations and Amendments Adopted by the Company	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANYThere were no new International Financial Reporting Standards (“IFRS”), amendments or interpretations issued by the IASB that became effective in the six months ended June 30, 2023 that had a material impact on the Company's unaudited interim condensed consolidated financial statements.